Capital Management - Cash Flows to Adjusted Funds Flow from Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital Management [Abstract]
Cash flow from operating activities	$ 2,195.7	$ 2,192.2
Changes in non-cash working capital	54.9	15.0
Transaction costs	48.5	5.1
Decommissioning expenditures	40.0	20.1
Adjusted funds flow from operations	$ 2,339.1	$ 2,232.4